Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
The change in amounts of the allowance for doubtful accounts during the three year period ended December 31, 2015 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2013	$5,891	$2,925	$(3,091)	$5,725
December 31, 2014	5,725	2,492	(2,571)	5,646
December 31, 2015	5,646	4,358	(1,885)	8,119

Schedule of Product Warranty Liability
Changes in the Company’s warranty liability were as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2013	$3,777	$3,442	$(1,939)	$5,280
December 31, 2014	5,280	2,588	(2,554)	5,314
December 31, 2015	5,314	5,539	(5,156)	5,697

Schedule of Earnings Per Share Reconciliation
The following is a reconciliation of the number of shares used for the basic and diluted earnings per share computations (shares in thousands):

	December 31,
	2015	2014	2013
Basic weighted average shares outstanding	89,908	92,628	90,697
Dilutive effect of stock option, restricted share plan and warrants	—	2,680	3,907
Diluted weighted average shares outstanding	89,908	95,308	94,604